INVESTMENT IN BIOCANCELL (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended				12 Months Ended				1 Months Ended
	Jul. 31, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 BioCancell Therapeutics, Inc. [Member]	Jul. 31, 2012 BioCancell Therapeutics, Inc. [Member]	Jan. 31, 2012 BioCancell Therapeutics, Inc. [Member]	Jul. 31, 2008 BioCancell Therapeutics, Inc. [Member] USD ($)	Dec. 31, 2014 BioCancell Therapeutics, Inc. [Member] USD ($)	Dec. 31, 2013 BioCancell Therapeutics, Inc. [Member] USD ($)	Dec. 31, 2012 BioCancell Therapeutics, Inc. [Member] USD ($)	Nov. 30, 2012 BioCancell Therapeutics, Inc. [Member] ILS	Jul. 31, 2008 Corporate Debt Securities [Member] USD ($)
Schedule of Cost-method Investments [Line Items]
Shares issued						29,972	102,598	83,752			19,182
Shares issued, price per share								$ 5.97	$ 64			0.42
Investment in BioCancell								$ 500	$ 85	$ 397			$ 2,000
Loan interest rate													10.00%
Number of shares loan is convertible into													346,439
Loan conversion price													$ 7.16
Warrant term													5 years
Number of shares covered by warrant								430,191
Shares received upon exercise of warrants					240,924
Proceeds from maturity of BioCancell convertible note	2,000			2,000
Proceeds from convertible note including accrued interest	2,480
Value of shares received for consulting services											29
Stock split ratio					0.10
Number of shares sold									74,957	152,068
Proceeds from sale of BioCancell shares		67	420	20					67	420
Decrease (increase) in fair value of investment in BioCancell		$ (245)	$ 574	$ (799)
Investment fee percentage		4.00%
Common stock due to the Company												250,226